Summary of the Changes in Allowance for Doubtful Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Receivables [Abstract]
Balance at beginning of year	$ 12	$ 32	$ 29
Additions: Bad debt expense	23	127	35
Less: Write-off	(29)	(149)	(33)
Translation adjustment	(1)	2	1
Balance at end of year	$ 5	$ 12	$ 32